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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Christopher Flowers
Address:  c/o J.C. Flowers & Co. LLC
          717 Fifth Avenue
          26th Floor
          New York, NY 10022

Form 13F File Number: 28-12953

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     J. Christopher Flowers
Phone:    (212) 404-6800

Signature, Place, and Date of Signing:

/s/ J. Christopher Flowers          New York, NY         February 16, 2010
-------------------------------     -------------------  -------------------
[Signature]                         [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            3

Form 13F Information Table Value Total:            $239,713 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.            Form 13F File Number            Name
      ---            --------------------            ----

      NONE

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                          FORM 13F INFORMATION TABLE
                            J. CHRISTOPHER FLOWERS
                      FOR QUARTER ENDED DECEMBER 31, 2009

                                                                                                           Voting Authority
                             Title of             Value   Shrs or prn SH/          Investment  Other   -------------------------
Name of Issuer                Class     CUSIP   (x $1000)     amt     PRN Put/Call Discretion Managers     Sole      Shared None
--------------               -------- --------- --------- ----------- --- -------- ---------- -------- ------------- ------ ----
ENSTAR GROUP LIMITED (1)       SHS    G3075P101 $110,061   1,507,269  SH              SOLE             1,265,947 (2)

AFFIRMATIVE INS HLDGS INC
  (3)                          COM    008272106 $29,828    7,310,662  SH              SOLE                 7,310,662

ENCORE CAP GROUP INC (4)       COM    292554102 $99,824    5,737,032  SH              SOLE                 5,737,032

--------
(1) Mr. Flowers holds 1,221,555 shares of Enstar Group Limited ("Enstar") personally and exercises investment discretion over 285,714 shares of Enstar through (x) JCF Associates II Ltd., of which he is the sole director, and JCF Associates II-A LLC, of which he is the managing member, on behalf of J.C. Flowers II L.P., J.C. Flowers II-A L.P. and J.C. Flowers II-B L.P. and (y) FSO GP Ltd., of which he is the sole director, on behalf of Financial Service Opportunities L.P.
(2) The by-laws of Enstar reduce the total voting power of any U.S. shareholder or direct foreign shareholder group owning 9.5% or more of its Ordinary Shares to less than 9.5% of the voting power of all of Enstar's shares. As a result of this provision, Mr. Flowers had voting authority with respect to only 1,265,947 of the 1,507,269 shares of Enstar over which he had investment discretion as of December 31, 2009. This number is based upon Enstar having 13,567,087 shares outstanding as of December 31, 2009.
(3) Mr. Flowers exercises investment discretion over this position through JCF Associates I LLC, of which he is the managing member, on behalf of J.C. Flowers I L.P.
(4) Mr. Flowers exercises investment discretion over this position through JCF Associates II-A LLC, of which he is the managing member, on behalf of JCF FPK I LP.